REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule Of Disaggregation Of Revenue	See the following disaggregated revenue table and related discussions by reportable business segment for details:

	Years Ended December 31,
	2025	2024	2023
Aerospace Technologies
Commercial Aviation Original Equipment	$2,513	$2,223	$2,397
Commercial Aviation Aftermarket	7,777	7,144	6,241
Defense and Space	7,220	6,091	4,986
Net Aerospace Technologies sales	17,510	15,458	13,624
Building Automation
Products	3,941	3,475	3,358
Solutions	3,426	3,065	2,673
Net Building Automation sales	7,367	6,540	6,031
Process Automation and Technology
Projects	2,717	2,270	2,257
Aftermarket	3,720	3,649	3,426
Net Process Automation and Technology sales	6,437	5,919	5,683
Industrial Automation
Products	4,284	5,026	5,387
Solutions	1,814	1,750	2,272
Net Industrial Automation sales	6,098	6,776	7,659
Corporate and All Other	30	24	12
Net sales	$37,442	$34,717	$33,009
The disaggregation of the Company's revenue based on timing of recognition is as follows:

	Years Ended December 31,
	2025	2024	2023
Products, transferred point in time	52%	53%	54%
Products, transferred over time	13	13	14
Net product sales	65	66	68
Services, transferred point in time	5	4	11
Services, transferred over time	30	30	21
Net service sales	35	34	32
Net sales	100%	100%	100%

Schedule Of Contract with Customer, Asset and Liability
The following table summarizes the Company's contract assets and liabilities balances:

	2025	2024
Contract assets—January 1	$2,155	$2,013
Contract assets—December 31[1]	2,403	2,155
Change in contract assets—increase (decrease)	248	142
Contract liabilities—January 1	(4,120)	(4,214)
Contract liabilities—December 31[2]	(3,839)	(4,120)
Change in contract liabilities—decrease (increase)	281	94
Net change	$529	$236

1
As of December 31, 2025 and 2024, contract assets excludes $68 million and $3 million, respectively, that are included in Assets held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.

2
As of December 31, 2025 and 2024, contract liabilities excludes $379 million and $21 million, respectively, that are included in Liabilities held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.